SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,513,925	$ 20,103,425
Additions, net		12,217,371
Conversions	(3,056,892)	(18,929,415)
Loss on issuance of convertible notes		3,609,944
Change in fair value	(426,352)	(12,487,400)
Ending balance	30,473	4,513,925
Cash payments	(415,351)
Cash true-up liability	(584,857)
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,203,579	16,799,837
Additions, net		8,480,000
Conversions	(3,056,892)	(18,929,415)
Loss on issuance of convertible notes		3,609,944
Change in fair value	(146,479)	(5,756,787)
Ending balance		4,203,579
Cash payments	(415,351)
Cash true-up liability	(584,857)
Liability Classified Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	310,346	3,303,588
Additions, net		3,737,371
Conversions
Loss on issuance of convertible notes
Change in fair value	(279,873)	(6,730,613)
Ending balance	30,473	$ 310,346
Cash payments
Cash true-up liability